CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS' EQUITY AND EQUITY INCENTIVE PLAN (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 55,457	$ 50,104	$ 27,332
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	18,392	20,167	21,359
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	35,262	27,001	4,842
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 1,803	$ 2,936	$ 1,131